DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial instruments, beginning	$ 0	$ 0	$ 0	$ 0
Inception of derivative financial instruments	286,329	0	286,329	0
Change in fair value of derivative financial instruments	(15,110)	0	(15,110)	0
Conversion or extinguishment of derivative financial instruments	0	0	0	0
Derivative financial instruments, ending	$ 271,219	$ 0	$ 271,219	$ 0